Investment Objectives and Goals - iShares Enhanced Large Cap Growth Active ETF	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES ENHANCED LARGE CAP GROWTH ACTIVE ETF Ticker: ENHG Stock Exchange: The Nasdaq Stock Market LLC
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Enhanced Large Cap Growth Active ETF seeks to outperform the Russell 1000 Growth Index.